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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER 811-22673

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                           PIMCO DYNAMIC INCOME FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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                       1633 BROADWAY, NEW YORK, NY 10019
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              WILLIAM G. GALIPEAU
                           650 NEWPORT CENTER DRIVE
                            NEWPORT BEACH, CA 92660
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-844-337-4626

                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2014 TO JUNE 30, 2015

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22673
Reporting Period: 07/01/2014 - 06/30/2015
PIMCO Dynamic Income Fund









========================== PIMCO Dynamic Income Fund ===========================


OGX PETROLEO E GAS SA

Ticker:                      Security ID:  ADPV28048
Meeting Date: JUN 30, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Release Assets From Pledging Re:        For       Did Not Vote Management
      Exploration Rights of Oil Blocks
      POT-M-762, POT-M-475, CE-M-603, and
      CEM-M-661
2     Release Assets From Pledging Re:        For       Did Not Vote Management
      Present and Future Oil Production of
      Blocks POT-M-762, POT-M-475, CE-M-603,
      and CEM-M-661
3     Release Assets From Pledging Re:        For       Did Not Vote Management
      Credit Rights Related to the Oil
      Production of Blocks POT-M-762,
      POT-M-475, CE-M-603, and CEM-M-661


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OGX PETROLEO E GAS SA

Ticker:                      Security ID:  ADPV28049
Meeting Date: JUN 30, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Release Assets From Pledging Re:        For       Did Not Vote Management
      Exploration Rights of Oil Blocks
      POT-M-762, POT-M-475, CE-M-603, and
      CEM-M-661
2     Release Assets From Pledging Re:        For       Did Not Vote Management
      Present and Future Oil Production of
      Blocks POT-M-762, POT-M-475, CE-M-603,
      and CEM-M-661
3     Release Assets From Pledging Re:        For       Did Not Vote Management
      Credit Rights Related to the Oil
      Production of Blocks POT-M-762,
      POT-M-475, CE-M-603, and CEM-M-661


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OLEO E GAS PARTICIPACOES SA

Ticker:       OGXP3          Security ID:  ADPV28048
Meeting Date: MAY 04, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Deliberate Regarding Trustees'          For       For          Management
      Measures to Resolve Issues Concerning
      Maturity of Debentures and Issuer's
      Breach of Certain Monetary and
      Nonmonetary Obligations


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OLEO E GAS PARTICIPACOES SA

Ticker:       OGXP3          Security ID:  ADPV28049
Meeting Date: MAY 04, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Deliberate Regarding Trustees'          For       For          Management
      Measures to Resolve Issues Concerning
      Maturity of Debentures and Issuer's
      Breach of Certain Monetary and
      Nonmonetary Obligations


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PPL CORPORATION

Ticker:       PPL            Security ID:  69351T106
Meeting Date: MAY 20, 2015   Meeting Type: Annual
Record Date:  FEB 27, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Rodney C. Adkins         For       For          Management
1.2   Elect Director Frederick M. Bernthal    For       For          Management
1.3   Elect Director John W. Conway           For       Against      Management
1.4   Elect Director Philip G. Cox            For       For          Management
1.5   Elect Director Steven G. Elliott        For       For          Management
1.6   Elect Director Louise K. Goeser         For       Against      Management
1.7   Elect Director Stuart E. Graham         For       Against      Management
1.8   Elect Director Raja Rajamannar          For       For          Management
1.9   Elect Director Craig A. Rogerson        For       Against      Management
1.10  Elect Director William H. Spence        For       For          Management
1.11  Elect Director Natica von Althann       For       For          Management
1.12  Elect Director Keith H. Williamson      For       For          Management
1.13  Elect Director Armando Zagalo de Lima   For       For          Management
2     Provide Right to Call Special Meeting   For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Ratify Ernst & Young LLP as Auditors    For       For          Management
5     Report on Political Contributions       Against   For          Shareholder
6     Proxy Access                            Against   For          Shareholder
7     Require Independent Board Chairman      Against   For          Shareholder
8     Report on GHG Emission Reduction        Against   For          Shareholder
      Scenarios

========== END NPX REPORT

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                                  SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Income Fund

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President, Principal Executive Officer

Date: August 25, 2015